SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL [abstract]
SHARE CAPITAL

18.   SHARE CAPITAL

Authorized Share Capital

The Company has an unlimited number of common shares without par value authorized for issue.

On April 28, 2023, the Company announced a renewal of its Normal Course Issuer Bid Program (“NCIB”) pursuant to which the Company can purchase up to five percent of its outstanding common shares.  Under the NCIB, purchases of common shares may be made through the facilities of the TSX, the NYSE and/or alternative Canadian trading systems. The share repurchase program started on May 2, 2023 and will expire on the earlier of: (i) May 1, 2024;

(ii) the date the Company acquires the maximum number of common shares allowable under the NCIB; or (iii) the date the Company otherwise decides not to make any further repurchases under the NCIB.

During the year ended December 31, 2023, the Company did not purchase any of its outstanding common shares. During the year ended December 31, 2022, the Company acquired and cancelled 2,201,404 common shares through its previous program at an average cost of $2.69 per share for a total cost of $5.9 million.